Fair Value Measurements (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 09, 2021	Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Document Period End Date		Feb. 09, 2021
Equity Securities, FV-NI, Gain (Loss)			$ (3,579)		$ (2,731)
Business Acquisition, Contingent Consideration, at Fair Value			15,988		5,950	$ 8,068
Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure			2,507		2,545
Cash and Cash Equivalents, Fair Value Disclosure			319,581		220,633
Foreign Currency Contract, Asset, Fair Value Disclosure	[1]		0		0
Equity Securities, FV-NI	[2]		9,624		13,873
Foreign Currency Contracts, Liability, Fair Value Disclosure	[1]		0		0
Deferred Compensation Plan Assets	[2]		1,475		1,564
Long-term Debt, Fair Value	[3]		0		0
Business Acquisition, Contingent Consideration, at Fair Value			0	[4]	0
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure			0	[2]	0
Cash and Cash Equivalents, Fair Value Disclosure			0		0
Foreign Currency Contract, Asset, Fair Value Disclosure	[1]		124		552
Foreign Currency Contracts, Liability, Fair Value Disclosure	[1]		912		278
Deferred Compensation Plan Assets			0	[2]	0
Long-term Debt, Fair Value	[3]		1,143,978		1,200,558
Business Acquisition, Contingent Consideration, at Fair Value			0	[4]	0
Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure			0	[2]	0
Cash and Cash Equivalents, Fair Value Disclosure			0		0
Foreign Currency Contract, Asset, Fair Value Disclosure			0	[1]	0
Foreign Currency Contracts, Liability, Fair Value Disclosure			0	[1]	0
Deferred Compensation Plan Assets			0	[2]	0
Long-term Debt, Fair Value	[3]		0		0
Business Acquisition, Contingent Consideration, at Fair Value	[4]		15,988		5,950
Reductions and Payout [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					(691)
Reductions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					(1,466)
Additions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			9,907
Foreign Currency Gain (Loss)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			131		39
Cost of Sales
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (Loss) on Sale of Commodity Contracts			(660)		434	$ 373
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure			2,507		2,545
Cash and Cash Equivalents, Fair Value Disclosure			319,581		220,633
Foreign Currency Contract, Asset, Fair Value Disclosure	[1]		124		552
Equity Securities, FV-NI	[2]		9,624		13,873
Foreign Currency Contracts, Liability, Fair Value Disclosure	[1]		912		278
Deferred Compensation Plan Assets	[2]		1,475		1,564
Long-term Debt, Fair Value	[3]		1,150,521		1,183,227
Business Acquisition, Contingent Consideration, at Fair Value	[4]		$ 15,988		$ 5,950

[1]	The fair values of forward and swap contracts are based on period-end forward rates and reflect the value of the amount that we would pay or receive for the contracts involving the same notional amounts and maturity dates.
[2]	We maintain a frozen domestic non-qualified deferred compensation plan covering certain employees, which allowed for the deferral of payment of previously earned compensation for an employee-specified term or until retirement or termination. Amounts deferred can be allocated to various hypothetical investment options (compensation deferrals have been frozen under the plan). We hold investments to satisfy the future obligations of the plan. Employees who made deferrals are entitled to receive distributions of their hypothetical account balances (amounts deferred, together with earnings (losses)). We also hold an investment in the common stock of Servizi Italia, S.p.A, a leading provider of integrated linen washing and outsourced sterile processing services to hospital Customers. Beginning in fiscal 2019, changes in the fair value of these investments are recorded in the "Interest income and miscellaneous expense line" of the Consolidated Statement of Income
[3]	We estimate the fair value of our long-term debt using discounted cash flow analyses, based on our current incremental borrowing rates for similar types of borrowing arrangements.
[4]	Contingent consideration obligations arise from prior business acquisitions. The fair values are based on discounted cash flow analyses reflecting the possible achievement of specified performance measures or events and captures the contractual nature of the contingencies, commercial risk, and the time value of money. Contingent consideration obligations are classified in the consolidated balance sheets as accrued expense (short-term) and other liabilities (long-term), as appropriate based on the contractual payment dates.